Location and Amount of Gains and Losses Reported in Consolidated Statement of Operations (Detail) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total			$ 1.4	$ (1.8)	$ (1.8)
Interest rate contracts | Interest and other expense on debt
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total					(1.1)
Foreign exchange contracts | Other income and (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total			0.1	0.2	(0.3)
Commodity contracts | Cost of materials sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total	(0.3)	0.1	1.3	(1.9)	(0.3)
Natural gas commodity contracts | Warehousing, delivery, selling, general and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivatives, Total				$ (0.1)	$ (0.1)